Restricted net assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Restricted net assets
Minimum percentage of net income transferred to statutory reserves	10.00%
Minimum statutory reserves, as a percentage of registered capital	50.00%
Restriction amount	¥ 18,232,376
Percentage of maximum restricted net assets	25.00%